Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Term of options	5 years
Rehabilitation liabilities	$ 0	$ 0
Impairment loss	$ 0